Note 12 - Restricted Stock Activity (Details) - Restricted Stock [Member] - shares		5 Months Ended	12 Months Ended
	Oct. 08, 2015	May 31, 2016	Jun. 30, 2016
The 2015 Plan [Member]
Unvested, Beginning Balance (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		283,392	363,749
Vested (in shares)		(68,564)	(88,653)
Unvested, Ending Balance (in shares)		214,828	275,096
The 2005 Plan [Member]
Unvested, Beginning Balance (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	46,875		46,875
Vested (in shares)			(46,875)
Unvested, Ending Balance (in shares)
Unvested, Beginning Balance (in shares)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			410,624
Vested (in shares)			(135,528)
Unvested, Ending Balance (in shares)			275,096